Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of fair value hedges - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt instruments at FVOCI
Total	$ 15,793,433,000	$ 9,183,930,000
Within 1 year [Member]
Debt instruments at FVOCI
Total	2,959,710,000	156,948,000
Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	7,446,120,000	871,171,000
Between 3 and 6 years [Member]
Debt instruments at FVOCI
Total	3,143,021,000	6,543,356,000
Over 6 years [Member]
Debt instruments at FVOCI
Total	2,244,582,000	1,612,455,000
Debt instruments at FVOCI [Member] | Chilean sovereign bonds [Member]
Debt instruments at FVOCI
Total	102,281,000	408,858,000
Debt instruments at FVOCI [Member] | Mortgage financing bonds [Member]
Debt instruments at FVOCI
Total	202,000	918,000
Debt instruments at FVOCI [Member] | US Treasury bonds [Member]
Debt instruments at FVOCI
Total	1,439,799,000	178,118,000
Debt instruments at FVOCI [Member] | Chilean Treasury bonds [Member]
Debt instruments at FVOCI
Total	73,915,000
Debt instruments at FVOCI [Member] | Within 1 year [Member] | Chilean sovereign bonds [Member]
Debt instruments at FVOCI
Total	12,817,000	10,687,000
Debt instruments at FVOCI [Member] | Within 1 year [Member] | Mortgage financing bonds [Member]
Debt instruments at FVOCI
Total	202,000
Debt instruments at FVOCI [Member] | Within 1 year [Member] | US Treasury bonds [Member]
Debt instruments at FVOCI
Total
Debt instruments at FVOCI [Member] | Within 1 year [Member] | Chilean Treasury bonds [Member]
Debt instruments at FVOCI
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member] | Chilean sovereign bonds [Member]
Debt instruments at FVOCI
Total		10,687,000
Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member] | Mortgage financing bonds [Member]
Debt instruments at FVOCI
Total		918,000
Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member] | US Treasury bonds [Member]
Debt instruments at FVOCI
Total
Debt instruments at FVOCI [Member] | Between 1 and 3 years [Member] | Chilean Treasury bonds [Member]
Debt instruments at FVOCI
Total
Debt instruments at FVOCI [Member] | Between 3 and 6 years [Member] | Chilean sovereign bonds [Member]
Debt instruments at FVOCI
Total	71,093,000	138,044,000
Debt instruments at FVOCI [Member] | Between 3 and 6 years [Member] | Mortgage financing bonds [Member]
Debt instruments at FVOCI
Total
Debt instruments at FVOCI [Member] | Between 3 and 6 years [Member] | US Treasury bonds [Member]
Debt instruments at FVOCI
Total	427,240,000	178,118,000
Debt instruments at FVOCI [Member] | Between 3 and 6 years [Member] | Chilean Treasury bonds [Member]
Debt instruments at FVOCI
Total	73,915,000
Debt instruments at FVOCI [Member] | Over 6 years [Member] | Chilean sovereign bonds [Member]
Debt instruments at FVOCI
Total	18,371,000	249,440,000
Debt instruments at FVOCI [Member] | Over 6 years [Member] | Mortgage financing bonds [Member]
Debt instruments at FVOCI
Total
Debt instruments at FVOCI [Member] | Over 6 years [Member] | US Treasury bonds [Member]
Debt instruments at FVOCI
Total	1,012,559,000
Debt instruments at FVOCI [Member] | Over 6 years [Member] | Chilean Treasury bonds [Member]
Debt instruments at FVOCI
Total
Time deposits and other time liabilities [Member] | Time deposits [Member]
Debt instruments at FVOCI
Total	250,896,000	116,455,000
Time deposits and other time liabilities [Member] | Within 1 year [Member] | Time deposits [Member]
Debt instruments at FVOCI
Total	250,896,000	58,238,000
Time deposits and other time liabilities [Member] | Between 1 and 3 years [Member] | Time deposits [Member]
Debt instruments at FVOCI
Total		58,217,000
Time deposits and other time liabilities [Member] | Between 3 and 6 years [Member] | Time deposits [Member]
Debt instruments at FVOCI
Total
Time deposits and other time liabilities [Member] | Over 6 years [Member] | Time deposits [Member]
Debt instruments at FVOCI
Total
Issued debt instruments [Member] | Senior bonds [Member]
Debt instruments at FVOCI
Total	5,442,952,000	4,222,724,000
Issued debt instruments [Member] | Subordinated bonds [Member]
Debt instruments at FVOCI
Total	256,344,000	391,857,000
Issued debt instruments [Member] | Within 1 year [Member] | Senior bonds [Member]
Debt instruments at FVOCI
Total	646,751,000	88,023,000
Issued debt instruments [Member] | Within 1 year [Member] | Subordinated bonds [Member]
Debt instruments at FVOCI
Total
Issued debt instruments [Member] | Between 1 and 3 years [Member] | Senior bonds [Member]
Debt instruments at FVOCI
Total	1,182,672,000	801,349,000
Issued debt instruments [Member] | Between 1 and 3 years [Member] | Subordinated bonds [Member]
Debt instruments at FVOCI
Total	85,448,000
Issued debt instruments [Member] | Between 3 and 6 years [Member] | Senior bonds [Member]
Debt instruments at FVOCI
Total	2,570,773,000	2,112,831,000
Issued debt instruments [Member] | Between 3 and 6 years [Member] | Subordinated bonds [Member]
Debt instruments at FVOCI
Total		249,363,000
Issued debt instruments [Member] | Over 6 years [Member] | Senior bonds [Member]
Debt instruments at FVOCI
Total	1,042,756,000	1,220,521,000
Issued debt instruments [Member] | Over 6 years [Member] | Subordinated bonds [Member]
Debt instruments at FVOCI
Total	170,896,000	142,494,000
Interbank borrowing [Member] | Interbank loans [Member]
Debt instruments at FVOCI
Total	8,227,044,000
Interbank borrowing [Member] | Chilean Central Bank loans [Member]
Debt instruments at FVOCI
Total		3,865,000,000
Interbank borrowing [Member] | Within 1 year [Member] | Interbank loans [Member]
Debt instruments at FVOCI
Total	2,049,044,000
Interbank borrowing [Member] | Within 1 year [Member] | Chilean Central Bank loans [Member]
Debt instruments at FVOCI
Total
Interbank borrowing [Member] | Between 1 and 3 years [Member] | Interbank loans [Member]
Debt instruments at FVOCI
Total	6,178,000,000
Interbank borrowing [Member] | Between 1 and 3 years [Member] | Chilean Central Bank loans [Member]
Debt instruments at FVOCI
Total
Interbank borrowing [Member] | Between 3 and 6 years [Member] | Interbank loans [Member]
Debt instruments at FVOCI
Total
Interbank borrowing [Member] | Between 3 and 6 years [Member] | Chilean Central Bank loans [Member]
Debt instruments at FVOCI
Total		3,865,000,000
Interbank borrowing [Member] | Over 6 years [Member] | Interbank loans [Member]
Debt instruments at FVOCI
Total
Interbank borrowing [Member] | Over 6 years [Member] | Chilean Central Bank loans [Member]
Debt instruments at FVOCI
Total
Hedged item [Member]
Debt instruments at FVOCI
Total	15,793,433,000	9,183,930,000
Hedged item [Member] | Within 1 year [Member]
Debt instruments at FVOCI
Total	2,959,710,000	156,948,000
Hedged item [Member] | Between 1 and 3 years [Member]
Debt instruments at FVOCI
Total	7,446,120,000	871,171,000
Hedged item [Member] | Between 3 and 6 years [Member]
Debt instruments at FVOCI
Total	3,143,021,000	6,543,356,000
Hedged item [Member] | Over 6 years [Member]
Debt instruments at FVOCI
Total	2,244,582,000	1,612,455,000
Hedging instrument [Member] | Cross currency swaps [Member]
Debt instruments at FVOCI
Total	7,240,216,000	4,209,130,000
Hedging instrument [Member] | Interest rate swaps [Member]
Debt instruments at FVOCI
Total	8,553,217,000	4,974,800,000
Hedging instrument [Member] | Within 1 year [Member] | Cross currency swaps [Member]
Debt instruments at FVOCI
Total	2,811,893,000	96,261,000
Hedging instrument [Member] | Within 1 year [Member] | Interest rate swaps [Member]
Debt instruments at FVOCI
Total	147,817,000	60,687,000
Hedging instrument [Member] | Between 1 and 3 years [Member] | Cross currency swaps [Member]
Debt instruments at FVOCI
Total	1,168,120,000	835,484,000
Hedging instrument [Member] | Between 1 and 3 years [Member] | Interest rate swaps [Member]
Debt instruments at FVOCI
Total	6,278,000,000	35,687,000
Hedging instrument [Member] | Between 3 and 6 years [Member] | Cross currency swaps [Member]
Debt instruments at FVOCI
Total	2,644,687,000	2,056,864,000
Hedging instrument [Member] | Between 3 and 6 years [Member] | Interest rate swaps [Member]
Debt instruments at FVOCI
Total	498,334,000	4,486,492,000
Hedging instrument [Member] | Over 6 years [Member] | Cross currency swaps [Member]
Debt instruments at FVOCI
Total	615,516	1,220,521,000
Hedging instrument [Member] | Over 6 years [Member] | Interest rate swaps [Member]
Debt instruments at FVOCI
Total	$ 1,629,066,000	$ 391,934,000